Summary Prospectus and
Prospectus Supplement

December 12, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 12, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Global Franchise Portfolio (Class II)
(the "Fund")

Effective December 31, 2017, Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481, will no longer be a Sub-Adviser to the Fund. Accordingly, effective December 31, 2017, all references to Morgan Stanley Investment Management Company are hereby removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 12, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 12, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated May 1, 2017

Global Franchise Portfolio (Class II) (the "Fund")

Effective December 31, 2017, Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481, will no longer be a Sub-Adviser to the Fund. Accordingly, effective December 31, 2017, all references to Morgan Stanley Investment Management Company are hereby removed from the Fund's Statement of Additional Information with respect to the Fund.

Please retain this supplement for future reference.